Business Segment Reporting - (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present core earnings for Farmer Mac's reportable operating segments and a reconciliation to consolidated net income for the years ended December 31, 2013, 2012, and 2011:

Table 14.1

Core Earnings by Business Segment
For the Year Ended December 31, 2013
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$67,429	$53,384	$35,194	$77,868	$21,940	$(20,417)		$235,398
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(964)	—	—	—	—	964		—
Interest expense (2)	(32,062)	(35,656)	(23,601)	(53,613)	(4,668)	12,324		(137,276)
Net effective spread	34,403	17,728	11,593	24,255	17,272	(7,129)		98,122
Guarantee and commitment fees	14,944	132	—	12,846	—	(964)		26,958
Other income (3)	2,244	791	—	—	1,622	34,156		38,813
Non-interest income	17,188	923	—	12,846	1,622	33,192		65,771

Release of loan losses	481	—	—	—	—	—		481

Provision for losses	(929)	—	—	—	—	—		(929)
Other non-interest expense	(14,649)	(2,904)	(3,100)	(1,774)	(9,751)	—		(32,178)
Non-interest expense (4)	(15,578)	(2,904)	(3,100)	(1,774)	(9,751)	—		(33,107)
Core earnings before income taxes	36,494	15,747	8,493	35,327	9,143	26,063	(5)	131,267
Income tax (expense)/benefit	(12,773)	(5,511)	(2,973)	(12,364)	8,991	(9,122)		(33,752)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	23,721	10,236	5,520	22,963	18,134	16,941	(5)	97,515
Preferred stock dividends	—	—	—	—	(3,495)	—		(3,495)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$23,721	$10,236	$5,520	$22,963	$(7,548)	$16,941	(5)	$71,833

Total assets at carrying value	$2,190,224	$1,656,688	$1,076,298	$5,121,666	$3,316,904	$—		$13,361,780
Total on- and off-balance sheet program assets at principal balance	5,163,080	1,687,117	1,052,251	6,047,864	—	—		13,950,312

(1)	Includes reconciling adjustments for the amortization of premiums and discounts on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps not designated as hedges, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.

Core Earnings by Business Segment
For the Year Ended December 31, 2012
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$70,590	$56,815	$35,566	$88,801	$24,729	$(11,831)		$264,670
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(1,659)	—	—	—	—	1,659		—
Interest expense (2)	(36,390)	(38,761)	(23,301)	(64,942)	(4,891)	25,595		(142,690)
Net effective spread	32,541	18,054	12,265	23,859	19,838	15,423		121,980
Guarantee and commitment fees	14,292	163	—	12,167	—	(1,659)		24,963
Other income/(expense) (3)	2,427	599	466	—	(2,113)	(22,607)		(21,228)
Non-interest income/(loss)	16,719	762	466	12,167	(2,113)	(24,266)		3,735

Provision for loan losses	(3,691)	—	—	—	—	—		(3,691)

Release of losses	1,816	—	—	—	—	—		1,816
Other non-interest expense	(14,836)	(2,773)	(3,204)	(1,834)	(10,077)	—		(32,724)
Non-interest expense (4)	(13,020)	(2,773)	(3,204)	(1,834)	(10,077)	—		(30,908)
Core earnings before income taxes	32,549	16,043	9,527	34,192	7,648	(8,843)	(5)	91,116
Income tax (expense)/benefit	(11,392)	(5,615)	(3,334)	(11,967)	7,057	3,095		(22,156)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	21,157	10,428	6,193	22,225	14,705	(5,748)	(5)	68,960
Preferred stock dividends	—	—	—	—	(2,879)	—		(2,879)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$21,157	$10,428	$6,193	$22,225	$(10,361)	$(5,748)	(5)	$43,894

Total assets at carrying value	$1,736,391	$1,641,030	$1,080,045	$4,772,509	$3,392,226	$—		$12,622,201
Total on- and off-balance sheet program assets at principal balance	4,747,289	1,615,579	1,031,945	5,620,375		—		13,015,188

(1)	Includes reconciling adjustments for the amortization of premiums and discounts on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps not designated as hedges, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of yield maintenance income and expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.

Core Earnings by Business Segment
For the Year Ended December 31, 2011
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$98,266	$56,726	$22,377	$79,247	$28,117	$(10,046)		$274,687
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(3,269)	—	—	—	—	3,269		—
Interest expense (2)	(72,967)	(40,650)	(13,860)	(59,710)	(4,858)	38,663		(153,382)
Net effective spread	22,030	16,076	8,517	19,537	23,259	31,886		121,305
Guarantee and commitment fees	15,178	204	—	12,708	—	(3,269)		24,821
Other income/(expense) (3)	3,201	283	—	—	(2,272)	(73,422)		(72,210)
Non-interest income/(loss)	18,379	487	—	12,708	(2,272)	(76,691)		(47,389)

Provision for loan losses	(610)	—	—	—	—	—		(610)

Release of losses	2,957	—	—	—	—	—		2,957
Other non-interest expense	(15,232)	(2,496)	(2,944)	(1,685)	(9,259)	—		(31,616)
Non-interest expense (4)	(12,275)	(2,496)	(2,944)	(1,685)	(9,259)	—		(28,659)
Core earnings before income taxes	27,524	14,067	5,573	30,560	11,728	(44,805)	(5)	44,647
Income tax (expense)/benefit	(9,633)	(4,923)	(1,951)	(10,696)	5,724	15,682		(5,797)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	17,891	9,144	3,622	19,864	17,452	(29,123)	(5)	38,850
Preferred stock dividends	—	—	—	—	(2,879)	—		(2,879)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$17,891	$9,144	$3,622	$19,864	$(7,614)	$(29,123)	(5)	$13,784

Total assets at carrying value	$1,999,388	$1,552,105	$967,668	$4,295,367	$3,068,980	$—		$11,883,508
Total on- and off-balance sheet program assets at principal balance	4,346,027	1,513,177	916,027	5,138,071	—	—		11,913,302

(1)	Includes reconciling adjustments for yield maintenance income and amortization of premiums on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of yield maintenance income, expenses related to interest rate swaps and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.